Revenue Recognition - Sales and repurchases of salons transactions (Details) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 JPY (¥) store	Jun. 30, 2024 JPY (¥)	Dec. 31, 2024 JPY (¥) store
Disaggregation of Revenue [Line Items]
Proceeds from sale of salons	¥ 205,980	¥ 917,941
Salons sales reclassified to other income	¥ 376,150	¥ 145,450
Directly-operated salons
Disaggregation of Revenue [Line Items]
Number of Directly Owned Salons Sold | store	11		21
Proceeds from sale of salons	¥ 497,223		¥ 815,145
Number of salons repurchased | store	41		7
Payments For Repurchase Of Salons	¥ 2,137,613		¥ 297,577